CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (6,168,931)	$ (7,923,607)
Adjustments to reconcile net loss to net cash flows used in operating activities
Offering costs associated with warrant liability	1,326,212
Change in fair value of warrant liability	(10,623,000)
Deferred tax benefit	(501,254)	(320,138)
Depreciation	160,924	79,646
Equity-based compensation	2,975,301	1,188,086
Non-cash lease expense	125,420
Changes in operating assets and liabilities:
Accounts receivable	140,876	(177,064)
Inventories	(1,374,771)	(645,942)
Other current and non-current assets	459,603	(841,836)
Accounts payable	2,292,896	595,119
Accrued expenses and other liabilities	644,517	250,649
Lease liabilities	(96,705)
Net cash flows used in operating activities	(10,638,912)	(7,795,087)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(156,631)	(1,748,392)
Acquisitions, net of cash acquired	(350,000)
Net cash flows used in investing activities	(506,631)	(1,748,392)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock and warrants	15,000,000	5,173,599
Proceeds from Issuance Initial Public Offering		25,140,000
Payment of issuance costs	(1,421,449)	(3,473,588)
Proceeds from loan from related party		1,000,000
Repayment of loan from related party		(1,000,000)
Net cash flows provided by financing activities	13,578,551	26,840,011
Net (decrease)/increase in cash	2,433,008	17,296,532
Cash, beginning of period	19,629,649	2,333,117
Cash, end of period	$ 22,062,657	19,629,649
Supplemental Disclosure of cash flow information:
Cash paid for interest		$ 7,465